SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
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Number of Reserved and Authorized Shares Under the Equity Incentive Plans
As of December 31, 2022, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

Stock Options outstanding	7,778,108
RSU outstanding	2,219,853
PSU outstanding	188,493
Ordinary shares available for issuance under the Equity Incentive Plans	2,905,777

Total Reserved and Authorized Shares as of December 31, 2022	13,092,231

Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

	2022

Outstanding at beginning of year	8,160,625	$113.06	$37.1
Granted	710,000	$125.54
Exercised	(1,009,329)	$99.89
Forfeited	(83,188)	$122.41

Outstanding at December 31, 2022	7,778,108	$115.05	$82.5

Exercisable at December 31, 2022	5,666,608	$114.61	$65.4

Summary of Restricted Stock Units Activity
A summary of the Company’s RSUs and PSUs activity is as follows:

	Year ended December 31, 2022
	RSUs	PSUs	Total

Unvested at beginning of year	2,231,167	105,595	2,336,762
Granted	958,157	160,423	1,118,580
Vested	(706,738)	(5,799)	(712,537)
Forfeited	(262,733)	(71,726)	(334,459)

	2,219,853	188,493	2,408,346

*) Represents an amount lower than 0.1

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of income as follows:

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$5.4	$4.8	$4.5
Research and development	42.0	31.8	23.5
Selling and marketing	43.2	42.8	36.8
General and administrative	40.8	40.9	47.7

	$131.4	$120.3	$112.5